NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
NOTES PAYABLE
NOTES PAYABLE

14.NOTES PAYABLE

The Group issued short-term notes payable to settle part of payments to the construction and raw material suppliers. As of December 31, 2024 and 2025, the remaining balance was RMB10,096 and RMB150,199, respectively.